Document and Entity Information	Sep. 16, 2025
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 16, 2025
Entity Registrant Name	CFSB Bancorp, Inc. /MA/
Entity Incorporation State Country Code	MA
Entity File Number	001-41220
Entity Tax Identification Number	87-4396534
Entity Address Address Line 1	15 Beach Street
Entity Address City Or Town	Quincy
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02170
City Area Code	617
Local Phone Number	471-0705
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common, Par Value $0.01 Per Share
Trading Symbol	CFSB
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001879103
Amendment Flag	false